INTANGIBLE ASSETS - Schedule of Intangible Assets (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Patent rights	$ 4,086,437	$ 500,925
Accumulated amortization	(869,430)	(8,773)
Intangible assets, net	$ 3,217,007	$ 492,152
Amortization period	3 years 8 months 12 days	3 years 8 months 12 days